LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited)	October 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.2%
Cogent Communications Holdings Inc.	1,048	$61,455
Frontier Communications Corp.	92,436	84,117	*

Total Diversified Telecommunication Services		145,572

Entertainment - 0.3%
Sciplay Corp., Class A Shares	3,226	31,196	*

Interactive Media & Services - 0.9%
Cars.com Inc.	6,484	73,334	*
Eventbrite Inc., Class A Shares	2,185	39,286	*

Total Interactive Media & Services		112,620

Media - 2.6%
AMC Networks Inc., Class A Shares	1,364	59,402	*
Gannett Co. Inc.	6,653	72,185
Lee Enterprises Inc.	19,263	34,866	*
MSG Networks Inc., Class A Shares	2,864	46,425	*
National CineMedia Inc.	8,123	68,193
Xcel Brands Inc.	13,782	23,705	*

Total Media		304,776

TOTAL COMMUNICATION SERVICES		594,164

CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.4%
Superior Industries International Inc.	16,894	43,924

Distributors - 0.7%
Core-Mark Holding Co. Inc.	2,652	80,939

Diversified Consumer Services - 1.1%
American Public Education Inc.	1,638	35,577	*
K12 Inc.	1,935	38,294	*
WW International Inc.	1,590	55,443	*

Total Diversified Consumer Services		129,314

Hotels, Restaurants & Leisure - 1.9%
Brinker International Inc.	1,601	71,165
Cheesecake Factory Inc.	1,584	66,195
Jack in the Box Inc.	622	52,260
Ruth’s Hospitality Group Inc.	2,034	41,860

Total Hotels, Restaurants & Leisure		231,480

Household Durables - 2.2%
Ethan Allen Interiors Inc.	2,856	56,292
La-Z-Boy Inc.	1,842	65,409
Meritage Homes Corp.	1,031	74,325	*
Sonos Inc.	2,959	38,704	*
Turtle Beach Corp.	3,069	33,391	*

Total Household Durables		268,121

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2019 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	SHARES	VALUE
Internet & Direct Marketing Retail - 2.2%
PetMed Express Inc.	2,502	$58,584
Revolve Group Inc.	1,343	27,881	*
Shutterstock Inc.	1,484	60,221	*
Stamps.com Inc.	728	61,465	*
Stitch Fix Inc., Class A Shares	2,235	51,092	*

Total Internet & Direct Marketing Retail		259,243

Leisure Products - 0.7%
Malibu Boats Inc., Class A Shares	1,313	42,830	*
MasterCraft Boat Holdings Inc.	2,625	41,344	*

Total Leisure Products		84,174

Specialty Retail - 3.4%
Buckle Inc.	3,238	67,739
Michaels Cos. Inc.	7,143	62,358	*
Sally Beauty Holdings Inc.	4,412	68,386	*
Sleep Number Corp.	1,119	53,846	*
Tilly’s Inc., Class A Shares	4,587	47,063
Urban Outfitters Inc.	2,750	78,925	*
Winmark Corp.	147	26,460

Total Specialty Retail		404,777

Textiles, Apparel & Luxury Goods - 1.1%
Culp Inc.	2,355	36,432
Movado Group Inc.	2,032	52,933
Vera Bradley Inc.	4,167	44,837	*

Total Textiles, Apparel & Luxury Goods		134,202

TOTAL CONSUMER DISCRETIONARY		1,636,174

CONSUMER STAPLES - 2.5%
Beverages - 0.5%
National Beverage Corp.	1,433	62,995

Personal Products - 0.7%
Lifevantage Corp.	2,062	27,961	*
USANA Health Sciences Inc.	696	51,580	*

Total Personal Products		79,541

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2019 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	SHARES	VALUE
Tobacco - 1.3%
Universal Corp.	1,269	$69,541
Vector Group Ltd.	6,604	80,569

Total Tobacco		150,110

TOTAL CONSUMER STAPLES		292,646

ENERGY - 6.1%
Energy Equipment & Services - 2.0%
Cactus Inc., Class A Shares	1,567	46,571	*
Era Group Inc.	3,670	35,489	*
Liberty Oilfield Services Inc., Class A Shares	4,349	40,054
Matrix Service Co.	2,398	44,987	*
Select Energy Services Inc., Class A Shares	5,762	43,791	*
Solaris Oilfield Infrastructure Inc., Class A Shares	2,592	27,579

Total Energy Equipment & Services		238,471

Oil, Gas & Consumable Fuels - 4.1%
Antero Resources Corp.	24,677	61,692	*
Arch Coal Inc., Class A Shares	805	63,506
Bonanza Creek Energy Inc.	2,024	36,068	*
CONSOL Energy Inc.	4,057	53,674	*
Contura Energy Inc.	2,074	47,578	*
Evolution Petroleum Corp.	5,682	31,933
Falcon Minerals Corp.	7,730	47,617
NACCO Industries Inc., Class A Shares	837	42,268
Peabody Energy Corp.	5,361	56,451
REX American Resources Corp.	543	43,940	*

Total Oil, Gas & Consumable Fuels		484,727

TOTAL ENERGY		723,198

FINANCIALS - 18.1%
Banks - 7.0%
Bancorp Inc.	4,240	46,216	*
Cathay General Bancorp	2,214	78,752
First Choice Bancorp	1,722	38,504
First Financial Corp.	1,164	51,064
First Internet Bancorp	1,612	36,657
FNCB Bancorp Inc.	3,967	29,475
Franklin Financial Services Corp.	1,013	36,255
Hanmi Financial Corp.	2,844	54,747
Hawthorn Bancshares Inc.	1,324	31,776
Heritage Commerce Corp.	3,833	46,072
Home BancShares Inc.	4,052	74,881
Parke Bancorp Inc.	1,595	38,344

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2019 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	SHARES	VALUE
Banks - (ontinued)
Preferred Bank	920	$49,045
RBB Bancorp	1,999	40,260
South Plains Financial Inc.	2,697	45,175
TCF Financial Corp.	1,920	76,013
Texas Capital Bancshares Inc.	1,265	68,386	*

Total Banks		841,622

Capital Markets - 4.5%
Artisan Partners Asset Management Inc., Class A Shares	2,667	72,943
Cohen & Steers Inc.	1,305	85,399
Diamond Hill Investment Group Inc.	353	49,724
Houlihan Lokey Inc.	1,495	70,654
Moelis & Co., Class A Shares	2,471	88,165
Oaktree Specialty Lending Corp.	11,589	59,915
Waddell & Reed Financial Inc., Class A Shares	4,136	68,492
Westwood Holdings Group Inc.	1,558	47,098

Total Capital Markets		542,390

Consumer Finance - 0.6%
Enova International Inc.	2,812	66,054	*

Insurance - 2.8%
American Equity Investment Life Holding Co.	4,209	103,878
Employers Holdings Inc.	1,411	59,742
Investors Title Co.	271	41,111
National Western Life Group Inc., Class A Shares	251	68,423
Universal Insurance Holdings Inc.	2,094	56,768

Total Insurance		329,922

Thrifts & Mortgage Finance - 3.2%
Axos Financial Inc.	2,091	60,744	*
FS Bancorp Inc.	617	35,323
Home Bancorp Inc.	1,020	38,923
Merchants Bancorp	2,480	40,498
Mr. Cooper Group Inc.	8,609	110,195	*
NMI Holdings Inc., Class A Shares	1,874	54,815	*
Sterling Bancorp Inc.	4,316	41,822

Total Thrifts & Mortgage Finance		382,320

TOTAL FINANCIALS		2,162,308

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2019 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	SHARES	VALUE
HEALTH CARE - 15.8%
Biotechnology - 4.5%
Alector Inc.	1,860	$31,322	*
Anika Therapeutics Inc.	637	44,838	*
Arena Pharmaceuticals Inc.	1,116	54,366	*
BioSpecifics Technologies Corp.	537	26,007	*
Eagle Pharmaceuticals Inc.	678	42,511	*
Enanta Pharmaceuticals Inc.	609	37,076	*
Genomic Health Inc.	551	36,741	*
Ligand Pharmaceuticals Inc.	578	62,892	*
Myriad Genetics Inc.	2,162	72,795	*
Principia Biopharma Inc.	719	25,388	*
Puma Biotechnology Inc.	1,749	11,893	*
Sutro Biopharma Inc.	2,851	28,595	*
Vanda Pharmaceuticals Inc.	2,529	34,167	*
Voyager Therapeutics Inc.	1,420	21,854	*

Total Biotechnology		530,445

Health Care Equipment & Supplies - 5.3%
AngioDynamics Inc.	2,453	37,531	*
Atrion Corp.	50	42,172
FONAR Corp.	1,225	24,904	*
Heska Corp.	412	33,380	*
Inogen Inc.	857	46,651	*
iRadimed Corp.	1,113	28,103	*
LeMaitre Vascular Inc.	1,010	34,946
Meridian Bioscience Inc.	4,396	43,037
Merit Medical Systems Inc.	1,788	36,931	*
Natus Medical Inc.	1,419	47,792	*
OraSure Technologies Inc.	4,572	39,045	*
Orthofix Medical Inc.	798	33,540	*
Quidel Corp.	669	38,066	*
Surmodics Inc.	629	29,884	*
Tactile Systems Technology Inc.	549	24,936	*
Utah Medical Products Inc.	318	32,585
Varex Imaging Corp.	2,108	63,261	*

Total Health Care Equipment & Supplies		636,764

Health Care Providers & Services - 2.2%
MEDNAX Inc.	3,377	74,159	*
National HealthCare Corp.	709	58,266
National Research Corp.	676	38,823
Petiq Inc.	1,305	32,259	*
Premier Inc., Class A Shares	1,871	60,957	*

Total Health Care Providers & Services		264,464

Life Sciences Tools & Services - 0.4%
Luminex Corp.	2,094	42,916

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2019 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	SHARES	VALUE
Pharmaceuticals - 3.4%
ANI Pharmaceuticals Inc.	515	$40,227	*
Assertio Therapeutics Inc.	29,782	23,531	*
Collegium Pharmaceutical Inc.	2,481	29,772	*
Corcept Therapeutics Inc.	3,232	47,155	*
Innoviva Inc.	4,198	48,781	*
Lannett Co. Inc.	3,842	45,681	*
Pacira BioSciences Inc.	1,060	42,919	*
Phibro Animal Health Corp., Class A Shares	2,320	55,587
SIGA Technologies Inc.	4,844	26,884	*
Supernus Pharmaceuticals Inc.	1,730	48,077	*

Total Pharmaceuticals		408,614

TOTAL HEALTH CARE		1,883,203

INDUSTRIALS - 16.7%
Aerospace & Defense - 0.9%
National Presto Industries Inc.	601	51,740
Park Aerospace Corp.	3,040	51,650

Total Aerospace & Defense		103,390

Air Freight & Logistics - 0.7%
Echo Global Logistics Inc.	2,364	47,067	*
Radiant Logistics Inc.	6,900	37,191	*

Total Air Freight & Logistics		84,258

Building Products - 2.9%
Builders FirstSource Inc.	3,731	84,358	*
Continental Building Products Inc.	1,757	52,552	*
Patrick Industries Inc.	1,446	71,446	*
Quanex Building Products Corp.	2,669	51,485
Universal Forest Products Inc.	1,733	87,274

Total Building Products		347,115

Commercial Services & Supplies - 2.1%
Deluxe Corp.	1,458	75,568
Ennis Inc.	2,463	48,250
HNI Corp.	1,970	74,860
Kimball International Inc., Class B Shares	2,426	49,394

Total Commercial Services & Supplies		248,072

Construction & Engineering - 1.0%
Comfort Systems USA Inc.	1,392	70,170
Great Lakes Dredge & Dock Corp.	4,257	45,763	*

Total Construction & Engineering		115,933

Electrical Equipment - 0.4%
Encore Wire Corp.	910	51,142

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2019 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	SHARES	VALUE
Machinery - 2.3%
Commercial Vehicle Group Inc.	5,536	$40,357	*
Hillenbrand Inc.	2,286	70,386
Mueller Industries Inc.	2,476	76,187
Omega Flex Inc.	379	35,190
Wabash National Corp.	3,983	56,798

Total Machinery		278,918

Professional Services - 2.7%
Barrett Business Services Inc.	558	48,953
BG Staffing Inc.	1,956	37,418
Heidrick & Struggles International Inc.	1,719	48,923
Kforce Inc.	1,501	61,406
Korn Ferry	1,768	64,868
TrueBlue Inc.	2,730	62,517	*

Total Professional Services		324,085

Road & Rail - 0.8%
ArcBest Corp.	1,974	57,029
Universal Logistics Holdings Inc.	2,145	40,444

Total Road & Rail		97,473

Trading Companies & Distributors - 2.9%
BMC Stock Holdings Inc.	2,526	68,177	*
GMS Inc.	2,152	64,474	*
H&E Equipment Services Inc.	1,976	67,066
Systemax Inc.	3,071	66,456
WESCO International Inc.	1,648	82,647	*

Total Trading Companies & Distributors		348,820

TOTAL INDUSTRIALS		1,999,206

INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 1.6%
Comtech Telecommunications Corp.	1,743	60,918
InterDigital Inc.	1,196	64,141
NetScout Systems Inc.	2,686	65,055	*

Total Communications Equipment		190,114

Electronic Equipment, Instruments & Components - 4.9%
AVX Corp.	4,976	76,232
Badger Meter Inc.	863	49,881
Benchmark Electronics Inc.	2,222	75,326
Insight Enterprises Inc.	1,404	86,178	*
Mesa Laboratories Inc.	142	32,341
PC Connection Inc.	1,622	79,218
TTM Technologies Inc.	5,456	63,890	*
Vishay Intertechnology Inc.	4,134	83,300
Vishay Precision Group Inc.	1,002	34,118	*

Total Electronic Equipment, Instruments & Components		580,484

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2019 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	SHARES	VALUE
IT Services - 1.8%
Cass Information Systems Inc.	749	$42,925
CSG Systems International Inc.	1,024	59,023
NIC Inc.	2,430	57,154
Sykes Enterprises	1,816	56,105	*

Total IT Services		215,207

Semiconductors & Semiconductor Equipment - 3.3%
Cirrus Logic Inc.	1,166	79,241	*
Diodes Inc.	1,397	65,170	*
Ichor Holdings Ltd.	1,631	47,479	*
NVE Corp.	565	35,171
SMART Global Holdings Inc.	1,413	41,966	*
Synaptics Inc.	1,420	59,796	*
Ultra Clean Holdings Inc.	3,239	69,218	*

Total Semiconductors & Semiconductor Equipment		398,041

Software - 1.5%
American Software Inc., Class A Shares	2,517	40,800
GlobalSCAPE Inc.	2,317	22,475
Intelligent Systems Corp.	422	19,062	*
Progress Software Corp.	1,301	51,884
Qualys Inc.	560	47,785	*

Total Software		182,006

TOTAL INFORMATION TECHNOLOGY		1,565,852

MATERIALS - 6.2%
Chemicals - 1.6%
FutureFuel Corp.	4,733	58,358
Tredegar Corp.	2,728	54,233
Trinseo SA	1,776	75,480

Total Chemicals		188,071

Containers & Packaging - 0.6%
Myers Industries Inc.	2,737	46,337
UFP Technologies Inc.	786	32,706	*

Total Containers & Packaging		79,043

Metals & Mining - 2.6%
AK Steel Holding Corp.	25,442	60,043	*
Materion Corp.	804	45,699
Schnitzer Steel Industries Inc., Class A Shares	2,517	53,713
Warrior Met Coal Inc.	4,268	83,141
Worthington Industries Inc.	1,882	69,276

Total Metals & Mining		311,872

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2019 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY		SHARES	VALUE
Paper & Forest Products - 1.4%
Domtar Corp.		2,466	$89,738
Verso Corp., Class A Shares		5,229	76,552	*

Total Paper & Forest Products			166,290

TOTAL MATERIALS			745,276

REAL ESTATE - 1.1%
Real Estate Management & Development - 1.1%
Consolidated-Tomoka Land Co.		460	29,426
Marcus & Millichap Inc.		1,243	44,400	*
RMR Group Inc., Class A Shares		1,172	56,725

TOTAL REAL ESTATE			130,551

UTILITIES - 1.2%
Electric Utilities - 1.2%
Genie Energy Ltd., Class B Shares		4,966	36,997
Otter Tail Corp.		1,143	64,785
Spark Energy Inc., Class A Shares		4,733	45,295

TOTAL UTILITIES			147,077

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $12,250,812)			11,879,655

RATE
SHORT-TERM INVESTMENTS - 0.5%
Dreyfus Treasury Cash Management, Institutional Class (Cost - $55,919)	1.625%	55,919	55,919

TOTAL INVESTMENTS - 100.0% (Cost - $12,306,731)			11,935,574
Other Assets in Excess of Liabilities - 0.0%			703

TOTAL NET ASSETS - 100.0%			$11,936,277

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2019 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the Royce Small-Cap Quality Value Index (the “Underlying Index”). The Underlying Index utilizes a proprietary methodology created and sponsored by Royce & Associates, LP (“Royce”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are

Notes to Schedule of Investments (unaudited) (continued)

valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$11,879,655	—	—	$11,879,655

Short-Term Investments†	55,919	—	—	55,919

Total Investments	$11,935,574	—	—	$11,935,574

†	See Schedule of Investments for additional detailed categorizations.